Common shares and warrants	12 Months Ended
Dec. 31, 2011
Common shares and warrants [Abstract]
Common shares and warrants

13. Common shares and warrants

Common shares

As of December 31, 2010 and 2011, the number of issued and outstanding common shares was 20,858,661 and 21,687,497, respectively. During 2011, 750,380 shares were issued to ex-owner of the acquired subsidiaries to offset earn-out liabilities of $5.2 million. The Company also issued 78,456 shares to employee upon exercise of their options and received $2.

Warrants

SearchMedia has a total of 13,400,000 warrants outstanding prior to the business reverse acquisition. Each warrant entitles the registered holder to purchase one share of the Company’s common stock at a price of $6.00 to $8.00 per share at any time commencing on the completion of a business combination. The warrants have a four years term and was supposed to expire in November 2011. On April 13, 2011, the Board of Directors of the Company approved an extension of the expiration date of its publicly held warrants with an exercise price of $6.00 from November 19, 2011 to November 19, 2012. All other provisions of the warrants remain the same.

Upon completion of the business reverse acquisition, which was October 30, 2009, the Company has 15,347,401 warrants outstanding, which includes 1,519,182 warrants issued to the SearchMedia International shareholders or warrantholders in the business reverse acquisition and 428,219 warrants issued to the note holder.

Each warrant issued to a SearchMedia International shareholder or warrant holder in the business reverse acquisition and note holder entitles the registered holder to purchase one share of SearchMedia Holding’s common stock at a price ranging from $0.0001 to $8.14 per share, subject to adjustment, at any time. The exercise price and number of ordinary shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their respective exercise prices. The warrants will expire three years from the date of issuance of such warrant.

In January 2010, the Company repurchased in aggregate 1,738,500 warrants in the open market for a total consideration of $3,809 under a Board authorized plan. During 2010, 1,460 warrants were exercised and the Company received net proceeds of $9. There were no warrants exercised during 2011. As of December 31, 2010 and 2011, there were 13,607,441 warrants for the common stock outstanding.